Share-Based Payments - Valuation Assumptions of Total Shareholder Return Units (Detail) (Total Shareholder Return Units [Member])	12 Months Ended
	Dec. 31, 2011 Year		Dec. 31, 2010 Year		Dec. 31, 2009 Year
Total Shareholder Return Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term (years)	5.95		5.00		5.00
Expected dividend yield	4.15%	[1]	3.99%	[1]	4.55%	[1]
Risk-free interest rate	2.51%	[2]	2.34%	[2]	2.35%	[2]
Expected stock price volatility	25.55%	[3]	26.76%	[3]	36.92%	[3]

[1]	Determined using a constant dividend yield during the expected term of the TSRU.
[2]	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
[3]	Determined using implied volatility, after consideration of historical volatility.